Exempt Party-In-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Savings Plan [Member]
Exempt Party-In-Interest and Related Party Transactions [Abstract]
Exempt Party-In-Interest and Related Party Transactions
5. Exempt Party-In-Interest and Related Party Transactions

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, any employer whose employees are covered by the Plan, and certain others. All amounts contributed to the Plan are forwarded to the custodians. Professional fees for the administration and audit of the Plan, investment of assets, and trustee services are paid by CTBI. During the years ended December 31, 2025 and 2024, the Plan received dividend income of $601,257 and $654,487, respectively. Additionally, the Plan acquired assets net of income earned totaling $972,256 and disposed of assets totaling $1,665,040 during 2025 compared to net acquired assets totaling $923,582 and assets disposed totaling $4,617,333 in 2024.

The Plan held the following party-in-interest investments (at fair value) at December 31:

	2025	2024
CTBI common stock (in dollars)	$17,194,927	$16,150,499

Shares outstanding (in shares)	304,335	304,554